PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utility Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2018	$3,471	$2,657	$2,629	$—	$8,757
Additions, net of disposals	441	77	140	4	662
Non-cash (disposals) additions	(19)	(4)	6	—	(17)
Acquisitions through business combinations(1)	394	—	2,111	440	2,945
Net foreign currency exchange differences	(267)	(245)	(205)	—	(717)
Balance at December 31, 2018	$4,020	$2,485	$4,681	$444	$11,630
Change in accounting policies(2)	21	356	197	633	1,207
Additions, net of disposals	467	122	419	8	1,016
Non-cash (disposals) additions	(2)	49	(270)	(51)	(274)
Acquisitions through business combinations(1)	—	5,283	3,332	95	8,710
Assets reclassified as held for sale	(458)	—	—	—	(458)
Net foreign currency exchange differences	135	4	72	2	213
Balance at December 31, 2019	$4,183	$8,299	$8,431	$1,131	$22,044
Accumulated depreciation:
Balance at January 1, 2018	$(510)	$(687)	$(383)	$—	$(1,580)
Depreciation expense	(149)	(147)	(134)	—	(430)
Disposals	7	22	8	—	37
Non-cash disposals	(2)	—	(1)	—	(3)
Net foreign currency exchange differences	41	68	18	—	127
Balance at December 31, 2018	$(613)	$(744)	$(492)	$—	$(1,849)
Depreciation expense	(171)	(178)	(328)	(87)	(764)
Disposals	7	2	(4)	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	3	(27)	50	—	26
Net foreign currency exchange differences	(14)	(3)	(11)	(1)	(29)
Balance at December 31, 2019	$(594)	$(950)	$(785)	$(88)	$(2,417)
Accumulated fair value adjustments:
Balance at January 1, 2018	$1,258	$873	$629	$—	$2,760
Fair value adjustments	220	18	224	—	462
Net foreign currency exchange differences	(77)	(81)	(31)	—	(189)
Balance at December 31, 2018	$1,401	$810	$822	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	347	45	327	—	719
Net foreign currency exchange differences	38	2	22	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$1,370	$857	$1,159	$—	$3,386
Net book value:
December 31, 2019(3)	$4,959	$8,206	$8,805	$1,043	$23,013
December 31, 2018	$4,808	$2,551	$5,011	$444	$12,814

(1)	See Note 7 Acquisition of Businesses for additional information.

(2)	See Note 3 Significant Accounting Policies for additional information.

(3)	Includes right-of-use assets of $20 million in our utilities segment, $1,329 million in our transport segment, $252 million in our energy segment and $560 million in our data infrastructure segment.
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2019	Dec. 31, 2018
Utilities	$3,589	$3,407
Transport	7,349	1,741
Energy	7,646	4,189
Data Infrastructure	1,043	444
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2019				Dec. 31, 2018
Segment	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 14%	8x to 21x	10 to 20 yrs	Discounted cash flow model	7% to 14%	8x to 22x	10 to 20 yrs
Transport	Discounted cash flow model	9% to 14%	9x to 14x	10 to 20 yrs	Discounted cash flow model	10% to 13%	9x to 14x	10 to 20 yrs
Energy	Discounted cash flow model	12% to 15%	10x to 17x	5 to 10 yrs	Discounted cash flow model	12% to 15%	10x to 14x	10 yrs
Data Infrastructure	Discounted cash flow model	13% to 15%	11x to 17x	10 to 11 yrs	Discounted cash flow model	13% to 15%	10x to 11x	10 yrs